Additional Information to the Items of Profit or Loss - Schedule of Additional Information to the Items of Profit or Loss (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
a. Research and development expenses:
Research and development expenses			$ 1,641	$ 2,803		$ 1,990
b. General and administrative expenses:
General and administrative expenses			5,031	5,972		3,778
c. Other expenses:
Company’s share of losses of company accounted for at equity, net	$ 208	$ 99	210	109
d. Finance income:
Finance income	(323)	(1,024)	(2,219)	(7,832)
e. Finance expenses:
Finance expenses	$ 272	$ 877	1,055	2,014		21
Wages and related expenses [Member]
a. Research and development expenses:
Research and development expenses			392	436		357
b. General and administrative expenses:
General and administrative expenses			415	437		256
Share-based payment [Member]
a. Research and development expenses:
Research and development expenses			34	264		27
b. General and administrative expenses:
General and administrative expenses			68	633		16
Regulatory, professional and other expenses [Member]
a. Research and development expenses:
Research and development expenses			719	750		934
Research and preclinical studies [Member]
a. Research and development expenses:
Research and development expenses			101	703		165
Clinical studies [Member]
a. Research and development expenses:
Research and development expenses			254	369		172
Chemistry and formulations [Member]
a. Research and development expenses:
Research and development expenses			141	281		335
Amazon Fees [Member]
b. General and administrative expenses:
General and administrative expenses			1,042	424
Storage [Member]
b. General and administrative expenses:
General and administrative expenses			145	90
Professional and directors’ fees [Member]
b. General and administrative expenses:
General and administrative expenses			2,594	2,499		2,417
Business development expenses [Member]
b. General and administrative expenses:
General and administrative expenses			86	161		5
Regulatory expenses [Member]
b. General and administrative expenses:
General and administrative expenses			202	162		165
Office maintenance, rent and other expenses [Member]
b. General and administrative expenses:
General and administrative expenses			110	80	[1]	135
Investor relations and business expenses [Member]
b. General and administrative expenses:
General and administrative expenses			369	1,486		784
Net change in fair value of financial liabilities designated at fair value through profit or loss [Member]
d. Finance income:
Finance income			(2,205)	(7,832)
Exchange rate differences, net [Member]
d. Finance income:
Finance income			(14)
e. Finance expenses:
Finance expenses				4		3
Issuance expenses related to warrants [Member]
e. Finance expenses:
Finance expenses				1,204		6
Losses from remeasurement of investment in financial assets [Member]
e. Finance expenses:
Finance expenses			1,046	770
Finance expense in respect of leases [Member]
e. Finance expenses:
Finance expenses			9	15		4
Finance expenses from interest and commissions [Member]
e. Finance expenses:
Finance expenses				$ 21		$ 8

[1]	Reclassified to correlate with common practice in industry and better reflect profit and loss.